BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Summary of purchase price allocation

Acquisition Date
Fair Values
Accounts receivable	$1,442,000
Deposits, prepaid expenses, and other current assets	22,000
Property and equipment	381,000
Other intangible assets	10,096,000
Goodwill	6,002,000
Accounts payable	(134,000)
Accrued expenses	(833,000)
Total purchase price	$16,976,000

Summary of intangible assets acquired

The intangible assets included above consist of the following:

Fair Value
Trademark and trade name (indefinite lived)	$200,000

Fair Value
FAA part 145 certificate (indefinite lived)	$796,000

	Useful Life In
	Years	Fair Value
Customer relationships	10	$9,100,000

Qwest Air Parts, Inc
Business Acquisition [Line Items]
Summary of purchase price allocation

Acquisition Date
Fair Values
Accounts receivable	$2,714,000
Inventory	3,289,000
Deposits, prepaid expenses, and other current assets	218,000
Property and equipment	567,000
Other intangible assets	10,324,000
Goodwill	13,402,000
Accounts payable	(410,000)
Accrued expenses	(1,151,000)
Deferred tax liability	(2,872,000)
Total purchase price	$26,081,000

Summary of intangible assets acquired	The intangible assets included above consist of the following:

Fair Value
FAA part 145 certificate (indefinite-lived)	$724,000

	Useful Life In
	Years	Fair Value
Customer relationships	10	$9,600,000

Avborne Component Solutions [Member]
Business Acquisition [Line Items]
Summary of purchase price allocation

Acquisition Date
Fair Values
Accounts receivables, net	$2,680,000
Inventory	5,500,000
Deposits, prepaid expenses and other current assets	211,000
Fixed assets	1,733,000
Deferred tax asset	3,848,000
Intangible assets	10,000,000
Goodwill	63,000
Accounts payable, net	(1,249,000)
Accrued taxes	(37,000)
Accrued expenses	(465,000)
Total purchase price	$22,284,000

Summary of intangible assets acquired

The intangible assets included above consist of the following:

Fair Value
Trademarks	$600,000
FAA certificate	7,300,000
Total intangible assets with indefinite lives	$7,900,000

	Useful Life
	In Years	Fair Value
Customer relationships	10	$2,100,000
Total intangible assets with definite lives		$2,100,000

Summary of unaudited pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if ACT, Qwest and Avborne had been included in our consolidated results since January  1, 2018:

	Year Ended December 31,
	(Unaudited)
	2020	2019	2018
Revenues	$208,938,000	$324,871,000	$333,215,000
Net income from continuing operations	$8,483,000	$21,497,000	$34,351,000
Net revenue (loss) attributable to AerSale Corporation common shareholders	$8,483,000	$(13,136,000)	$(17,099,000)
Earnings (loss) per share attributable to AerSale Corporation - basic	$8.09	$(354.93)	$(461.99)
Earnings (loss) per share attributable to AerSale Corporation - diluted	$7.61	$(354.93)	$(461.99)